Note 7 - Federal Home Loan Bank Advances - Summary of the Scheduled Principal Payments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
2019	$ 2,056
2020	1,500
2021	1,500
2022	1,700
Thereafter	5,000
Total	$ 11,756